Average Annual Total Returns	12 Months Ended
Nov. 30, 2012
Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.63%
Five Years	5.29%
Ten Years	4.25%
Inception Date	Mar. 04, 1994
Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.72%
Five Years	5.37%
Ten Years	4.33%
Inception Date	Nov. 12, 2001
Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.92%
Five Years	5.42%
Ten Years	4.67%
Inception Date	Apr. 07, 1986
Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.00%
Five Years	5.50%
Ten Years	4.75%
Inception Date	Nov. 12, 2001
Vanguard California Tax-Exempt Money Market Fund | Vanguard California Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.03%
Five Years	0.50%
Ten Years	1.35%
Inception Date	Jun. 01, 1987
Return After Taxes on Distributions | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.63%
Five Years	5.29%
Ten Years	4.23%
Return After Taxes on Distributions | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.92%
Five Years	5.42%
Ten Years	4.65%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.49%
Five Years	5.07%
Ten Years	4.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	5.25%
Ten Years	4.62%
California Tax-Exempt Money Market Funds Average | Vanguard California Tax-Exempt Money Market Fund | Vanguard California Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	none
Five Years	0.35%
Ten Years	1.06%
Barclays CA Municipal Bond Index | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.15%
Five Years	6.10%
Ten Years	5.29%
Barclays CA Municipal Bond Index | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.15%
Five Years	6.10%
Ten Years	5.29%
Barclays Municipal California Intermediate Bond Index | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.14%
Five Years	6.35%
Ten Years	5.12%
Barclays Municipal California Intermediate Bond Index | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.14%
Five Years	6.35%
Ten Years	5.12%